Fair Value Measurements - Summary of financial assets measured at fair value (Details) - EBP 003 [Member] - USD ($)		Dec. 31, 2025	Dec. 31, 2024
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value		$ 281,709,258	$ 248,284,568
Company Stock [Member]
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value		68,118,408	64,009,949
Mutual Fund [Member]
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value		92,382,935	73,069,463
Investment At Nav [Member]
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	[1],[2]	121,207,915	111,205,156
Quoted Prices in Active Markets for Identical Assets (Level 1)
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value		160,501,343	137,079,412
Quoted Prices in Active Markets for Identical Assets (Level 1) | Company Stock [Member]
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value		68,118,408	64,009,949
Quoted Prices in Active Markets for Identical Assets (Level 1) | Mutual Fund [Member]
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value		92,382,935	73,069,463
Quoted Prices in Active Markets for Identical Assets (Level 1) | Investment At Nav [Member]
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	[1],[2]	0	0
Significant Other Observable Inputs (Level 2)
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value		0	0
Significant Other Observable Inputs (Level 2) | Company Stock [Member]
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value		0	0
Significant Other Observable Inputs (Level 2) | Mutual Fund [Member]
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value		0	0
Significant Other Observable Inputs (Level 2) | Investment At Nav [Member]
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	[1],[2]	0	0
Significant Unobservable Inputs (Level 3)
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value		0	0
Significant Unobservable Inputs (Level 3) | Company Stock [Member]
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value		0	0
Significant Unobservable Inputs (Level 3) | Mutual Fund [Member]
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value		0	0
Significant Unobservable Inputs (Level 3) | Investment At Nav [Member]
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	[1],[2]	$ 0	$ 0

[1]	In accordance with ASC Topic 820-10, certain investments that were measured using the net asset value practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the statements of net assets available for benefits.
[2]	This category includes common/collective trust funds that are designed to deliver safety and stability by preserving principal and accumulating earnings. These funds are primarily invested in guaranteed investment contracts and synthetic investment contracts. Participant-directed redemptions have no restrictions; however, the Plan is required to provide a one-year redemption notice to liquidate its entire share in the funds.